Related party transactions - Schedule of Relationship Between Related Parties with their Groups (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Chuan Wang
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship		Chairman and director of the Company (note i)
Shenglong Zou
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship		Co-founder, director and shareholder of the Company
Weimin Luo
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship		Director and Chief Operating Officer of the Company (note i)
Shenzhen Crystal Technology Co., Ltd.
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship		Company owned by a co-founder and director of the Company
Vantage Point Global Limited
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship		Shareholder of the Company
Aiden & Jasmine Limited
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship		Shareholder of the Company
Millet Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship		(note ii)
Millet Communication Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship		(note ii)
Beijing Xiaomi Mobile Software Co., Ltd. ("Beijing Xiaomi Mobile Software") [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship		(note ii)
Beijing Millet Payment Technologies Co., Ltd. ("Beijing Millet Payment Technologies") [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship		(note ii)
Guangzhou Millet Information Service Co Ltd [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship		(note ii)
Shenzhen Xiaomi Technology Co., Ltd.
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship		(note ii)
Beijing Itui
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship		Company owned by the principal shareholder of the Company (note iii)
Itui Online
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship		Company owned by the principal shareholder of the Company (note iii)
Chizz
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship		Company owned by the principal shareholder of the Company (note iii)
Loan amount provided by Xunlei Network to Chizz	$ 20
Interest rate	3.00%
Debt Instrument, Term	2 years